Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes
Schedule of Recoverable Taxes

	2023	2022
Current
ICMS (VAT)	476	449
PIS/Pasep (a) (b)	24	258
Cofins (a) (b)	114	1,189
Others	21	21

	635	1,917

Non-current
ICMS (VAT) (b)	726	548
PIS/Pasep (a)	128	166
Cofins (a)	465	644

	1,319	1,358

	1,954	3,275